CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 5,489	$ 9,897,700	$ (9,988,885)	$ (85,696)
Beginning balance, shares at Dec. 31, 2020	54,887,876
Conversion of management fees	$ 214	96,286	0	96,500
Conversion of management fees payable, shares	2,144,444
Stock based compensation	$ 0	128,775	0	128,775
Private placement	$ 325	149,675	0	150,000
Private placement, shares	3,250,000
Net income	$ 0	0	(256,972)	(256,972)
Ending balance, value at Mar. 31, 2021	$ 6,028	10,272,436	(10,245,857)	32,607
Ending balance, shares at Mar. 31, 2021	60,282,320
Beginning balance, value at Dec. 31, 2020	$ 5,489	9,897,700	(9,988,885)	(85,696)
Beginning balance, shares at Dec. 31, 2020	54,887,876
Net income				(652,333)
Ending balance, value at Sep. 30, 2021	$ 7,139	10,146,014	(10,641,218)	(488,065)
Ending balance, shares at Sep. 30, 2021	71,391,020
Beginning balance, value at Dec. 31, 2020	$ 5,489	9,897,700	(9,988,885)	(85,696)
Beginning balance, shares at Dec. 31, 2020	54,887,876
Ending balance, value at Dec. 31, 2021	$ 11,986	16,056,561	(11,019,140)	5,049,407
Ending balance, shares at Dec. 31, 2021	119,858,700
Beginning balance, value at Mar. 31, 2021	$ 6,028	10,272,436	(10,245,857)	32,607
Beginning balance, shares at Mar. 31, 2021	60,282,320
Stock based compensation	$ 0	18,520	0	18,520
Private placement	$ 800	401,023	0	401,823
Private placement, shares	8,000,000
Warrant liability	$ 0	(485,052)	0	(485,052)
Net income	0	0	(83,765)	(83,765)
Ending balance, value at Jun. 30, 2021	$ 6,828	10,206,927	(10,329,622)	(115,867)
Ending balance, shares at Jun. 30, 2021	68,282,320
Stock based compensation	$ 0	18,520	0	18,520
Private placement	$ 311	190,241	0	190,552
Private placement, shares	3,108,700
Warrant liability	$ 0	(269,674)	0	(269,674)
Net income	0	0	(311,596)	(311,596)
Ending balance, value at Sep. 30, 2021	$ 7,139	10,146,014	(10,641,218)	(488,065)
Ending balance, shares at Sep. 30, 2021	71,391,020
Beginning balance, value at Dec. 31, 2021	$ 11,986	16,056,561	(11,019,140)	5,049,407
Beginning balance, shares at Dec. 31, 2021	119,858,700
Stock based compensation	$ 0	11,888	0	11,888
Net income	0	0	261,944	261,944
Ending balance, value at Mar. 31, 2022	$ 11,986	16,068,449	(10,757,196)	5,323,239
Ending balance, shares at Mar. 31, 2022	119,858,700
Beginning balance, value at Dec. 31, 2021	$ 11,986	16,056,561	(11,019,140)	5,049,407
Beginning balance, shares at Dec. 31, 2021	119,858,700
Net income				(47,166)
Ending balance, value at Sep. 30, 2022	$ 13,492	16,490,452	(11,066,306)	5,437,638
Ending balance, shares at Sep. 30, 2022	134,916,400
Beginning balance, value at Mar. 31, 2022	$ 11,986	16,068,449	(10,757,196)	5,323,239
Beginning balance, shares at Mar. 31, 2022	119,858,700
Stock based compensation	$ 0	11,888	0	11,888
Private placement	$ 625	393,457	0	394,082
Private placement, shares	6,250,000
Warrant liability	$ 0	(203,838)	0	(203,838)
Common stock issued for mineral property	$ 50	34,950	0	35,000
Common stock issued for mineral property , shares	500,000
Net income	$ 0	0	(833,135)	(833,135)
Ending balance, value at Jun. 30, 2022	$ 12,661	16,304,906	(11,590,331)	4,727,236
Ending balance, shares at Jun. 30, 2022	126,608,700
Stock based compensation	$ 0	55,344	0	55,344
Private placement	$ 831	499,925	0	500,756
Private placement, shares	8,307,700
Warrant liability	$ 0	(369,723)	0	(369,723)
Net income	0	0	524,025	524,025
Ending balance, value at Sep. 30, 2022	$ 13,492	$ 16,490,452	$ (11,066,306)	$ 5,437,638
Ending balance, shares at Sep. 30, 2022	134,916,400